Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Software and IT Services Portfolio

May 31, 2019

SOF-QTLY-0719
1.802189.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Diversified Telecommunication Services - 0.1%
Alternative Carriers - 0.1%
Vonage Holdings Corp. (a)	361,500	$4,280,160
Electronic Equipment & Components - 0.7%
Electronic Equipment & Instruments - 0.7%
Trimble, Inc. (a)	1,161,800	46,355,820
Entertainment - 2.6%
Interactive Home Entertainment - 2.6%
Activision Blizzard, Inc.	1,809,200	78,465,004
Electronic Arts, Inc. (a)	1,067,300	99,344,284
		177,809,288
Interactive Media & Services - 4.4%
Interactive Media & Services - 4.4%
Alphabet, Inc. Class A (a)	183,800	203,374,700
Facebook, Inc. Class A (a)	309,800	54,980,206
Tencent Holdings Ltd.	576,900	24,055,378
Twitter, Inc. (a)	646,200	23,547,528
		305,957,812
Internet & Direct Marketing Retail - 1.6%
Internet & Direct Marketing Retail - 1.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	433,400	64,689,284
MercadoLibre, Inc. (a)	10,600	6,047,512
The Booking Holdings, Inc. (a)	24,100	39,914,902
		110,651,698
IT Services - 32.2%
Data Processing & Outsourced Services - 21.7%
Alliance Data Systems Corp.	369,100	50,751,250
Broadridge Financial Solutions, Inc.	258,500	32,278,895
ExlService Holdings, Inc. (a)	582,100	34,495,246
Fidelity National Information Services, Inc.	297,900	35,837,370
FleetCor Technologies, Inc. (a)	290,500	75,010,005
Global Payments, Inc.	161,000	24,800,440
MasterCard, Inc. Class A	1,352,100	340,039,629
NIC, Inc.	1,503,100	23,989,476
PayPal Holdings, Inc. (a)	2,817,000	309,165,750
The Western Union Co.	773,100	14,998,140
Total System Services, Inc.	640,900	79,170,377
Visa, Inc. Class A	2,884,520	465,359,612
WEX, Inc. (a)	46,600	8,804,604
		1,494,700,794
Internet Services & Infrastructure - 1.6%
Akamai Technologies, Inc. (a)	1,478,500	111,419,760
IT Consulting & Other Services - 8.9%
Accenture PLC Class A	575,000	102,390,250
Capgemini SA	660,600	73,872,728
Cognizant Technology Solutions Corp. Class A	2,720,400	168,474,372
DXC Technology Co.	136,100	6,470,194
Gartner, Inc. (a)	444,400	67,237,720
IBM Corp.	946,200	120,157,938
Leidos Holdings, Inc.	889,600	67,013,568
Liveramp Holdings, Inc. (a)	187,100	9,613,198
		615,229,968

TOTAL IT SERVICES		2,221,350,522

Semiconductors & Semiconductor Equipment - 0.6%
Semiconductors - 0.6%
NVIDIA Corp.	142,400	19,289,504
Qualcomm, Inc.	292,000	19,511,440
		38,800,944
Software - 51.5%
Application Software - 21.6%
Adobe, Inc. (a)	1,510,400	409,167,360
Autodesk, Inc. (a)	727,600	117,078,116
Blackbaud, Inc.	256,700	19,745,364
BlackLine, Inc. (a)	123,100	6,328,571
Box, Inc. Class A (a)	1,252,500	23,158,725
Citrix Systems, Inc.	1,525,850	143,613,002
Cloudera, Inc. (a)	2,367,100	21,706,307
Constellation Software, Inc.	38,200	33,077,650
Dropbox, Inc. Class A (a)	805,900	18,181,104
HubSpot, Inc. (a)	22,300	3,864,144
Instructure, Inc. (a)	642,281	26,706,044
Intuit, Inc.	278,300	68,141,755
LogMeIn, Inc.	184,300	13,238,269
Micro Focus International PLC	985,064	23,776,694
Monotype Imaging Holdings, Inc.	1,115,100	18,164,979
Nuance Communications, Inc. (a)	1,154,900	19,829,633
Nutanix, Inc. Class A (a)	612,300	17,187,261
Parametric Technology Corp. (a)	196,800	16,543,008
Pivotal Software, Inc. (a)	2,594,200	51,624,580
RealPage, Inc. (a)	254,000	14,813,280
Salesforce.com, Inc. (a)	2,013,826	304,913,395
SPS Commerce, Inc. (a)	148,100	15,095,833
Talend SA ADR (a)	268,700	12,532,168
Workday, Inc. Class A (a)	362,900	74,075,148
Zendesk, Inc. (a)	154,600	13,025,050
		1,485,587,440
Systems Software - 29.9%
Check Point Software Technologies Ltd. (a)	120,000	13,233,600
Microsoft Corp.	13,821,100	1,709,393,648
Oracle Corp.	3,237,700	163,827,620
Palo Alto Networks, Inc. (a)	135,400	27,098,956
Pluralsight, Inc.	390,700	12,447,702
Red Hat, Inc. (a)	314,600	57,980,780
Symantec Corp.	4,079,600	76,410,908
Zuora, Inc. (a)	252,200	3,528,278
		2,063,921,492

TOTAL SOFTWARE		3,549,508,932

Technology Hardware, Storage & Peripherals - 1.3%
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	459,400	80,427,158
Pure Storage, Inc. Class A (a)	391,300	6,206,018
		86,633,176
TOTAL COMMON STOCKS
(Cost $4,232,421,462)		6,541,348,352

Money Market Funds - 5.3%
Fidelity Cash Central Fund 2.41% (b)	365,577,234	365,650,349
Fidelity Securities Lending Cash Central Fund 2.42% (b)(c)	920,151	920,243
TOTAL MONEY MARKET FUNDS
(Cost $366,566,747)		366,570,592
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $4,598,988,209)		6,907,918,944
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(19,886,476)
NET ASSETS - 100%		$6,888,032,468

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,698,071
Fidelity Securities Lending Cash Central Fund	12,223
Total	$2,710,294

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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